Revenue - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenue [line items]
Grant income		€ 0.1		€ 0.2
Reduction in grant income	€ 0.1		€ 0.1
Revenue recognized included in deferred revenue			8.4
Revenue recognized not included in deferred revenue			0.2
Incyte collaboration agreement [member]
Revenue [line items]
Up-front payment amortization	4.0	4.0	7.9	7.9
ONO Research and License Agreement [member]
Revenue [line items]
Up-front payment amortization		0.2		1.1
Simcere collaboration and license agreement [member]
Revenue [line items]
Up-front payment amortization	0.1	0.1	0.3	0.1
Betta Pharmaceuticals Co Ltd [member]
Revenue [line items]
Up-front payment amortization	0.1		0.2
ONO Research and License Agreement [member]
Revenue [line items]
Cost reimbursements	0.0	0.1	0.1	0.2
Milestone revenue	0.0	0.0	1.0	2.5
Payment terms related to receivables					30 days
Simcere Pharmaceutical Co Ltd [member]
Revenue [line items]
Milestone revenue	0.1	0.1	0.1	0.1
Payment terms related to receivables					30 days
Betta Pharmaceuticals Co Ltd [member]
Revenue [line items]
Payment terms related to receivables					60 days
Incyte collaboration agreement [member]
Revenue [line items]
Cost reimbursements	1.4	€ 2.0	3.6	€ 4.3
Betta Research and License Agreement [member] | Top of range [member]
Revenue [line items]
Cost reimbursements	€ 0.1		€ 0.1